Income Tax (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Sep. 15, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [text block] [Abstract]
Corporate tax rate		23.00%	23.00%	24.00%
Tax loss carry-forward		₪ 5,000	₪ 5,000
Deferred tax expenses		216
Recognized tax expense		1,259
Capital loss carry forwards		86	₪ 51
Write off deferred taxes		₪ 1,259
Description tax authority granted approval	According to the approval, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.